PENSION AND OTHER POSTRETIREMENT BENEFITS - PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Costs (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.70%	5.70%	6.00%	5.60%
Rate of compensation increase	0.00%	0.00%	0.00%	0.00%
Weighted average assumptions used to determine net periodic costs:
Discount rate	5.70%	6.00%	5.60%	5.90%
Expected long-term return on plan assets	5.60%	5.60%	5.70%	5.70%
Cash balance interest crediting rate	5.30%	5.30%	5.00%	5.00%
Rate of compensation increase	0.00%	0.00%	0.00%	0.00%
Postretirement Benefits
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.40%	5.50%	6.10%	5.70%
Weighted average assumptions used to determine net periodic costs:
Discount rate	5.50%	6.10%	5.70%	6.00%